Derivative Instruments and Hedging Activities - Schedule of Summary Existing Swap Agreements (Detail) In Millions, unless otherwise specified					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	May 31, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2013 Credit valuation adjustment [Member] USD ($)	May 31, 2012 Credit valuation adjustment [Member] USD ($)	May 31, 2013 Swap agreements [Member] Euro [Member] September 25, 2012 [Member] USD ($)	May 31, 2013 Swap agreements [Member] Euro [Member] September 25, 2012 [Member] EUR (€)	May 31, 2012 Swap agreements [Member] Euro [Member] September 25, 2012 [Member] USD ($)	May 31, 2013 Swap agreements [Member] Euro [Member] March 25, 2013 [Member] USD ($)	May 31, 2013 Swap agreements [Member] Euro [Member] March 25, 2013 [Member] EUR (€)	May 31, 2012 Swap agreements [Member] Euro [Member] March 25, 2013 [Member] USD ($)	May 31, 2013 Swap agreements [Member] Euro [Member] September 25, 2017 [Member] USD ($)	May 31, 2013 Swap agreements [Member] Euro [Member] September 25, 2017 [Member] EUR (€)	May 31, 2012 Swap agreements [Member] Euro [Member] September 25, 2017 [Member] USD ($)	May 31, 2013 Swap agreements [Member] Euro [Member] September 25, 2017 [Member] September 25, 2012 [Member] USD ($)	May 31, 2013 Swap agreements [Member] Euro [Member] September 25, 2017 [Member] September 25, 2012 [Member] EUR (€)	May 31, 2012 Swap agreements [Member] Euro [Member] September 25, 2017 [Member] September 25, 2012 [Member] USD ($)	May 31, 2013 Swap agreements [Member] USD [Member] September 25, 2012 [Member] USD ($)	May 31, 2012 Swap agreements [Member] USD [Member] September 25, 2012 [Member] USD ($)	May 31, 2013 Swap agreements [Member] USD [Member] March 25, 2013 [Member] USD ($)	May 31, 2012 Swap agreements [Member] USD [Member] March 25, 2013 [Member] USD ($)	May 31, 2013 Swap agreements [Member] USD [Member] September 25, 2017 [Member] USD ($)	May 31, 2012 Swap agreements [Member] USD [Member] September 25, 2017 [Member] USD ($)	May 31, 2013 Swap agreements [Member] USD [Member] September 25, 2017 [Member] September 25, 2012 [Member] USD ($)	May 31, 2012 Swap agreements [Member] USD [Member] September 25, 2017 [Member] September 25, 2012 [Member] USD ($)	May 31, 2013 Swap agreements [Member] USD [Member] December 25, 2013 [Member] USD ($)	May 31, 2012 Swap agreements [Member] USD [Member] December 25, 2013 [Member] USD ($)	May 31, 2013 Swap agreements [Member] USD [Member] September 25, 2014 [Member] USD ($)	May 31, 2012 Swap agreements [Member] USD [Member] September 25, 2014 [Member] USD ($)	May 31, 2013 Swap agreements [Member] USD [Member] March 25, 2015 [Member] USD ($)	May 31, 2012 Swap agreements [Member] USD [Member] March 25, 2015 [Member] USD ($)	May 31, 2013 Swap agreements [Member] USD [Member] September 25, 2016 [Member] USD ($)	May 31, 2012 Swap agreements [Member] USD [Member] September 25, 2016 [Member] USD ($)
Outstanding Interest Rate Swap Agreements [Line Items]
Structure					5 years	5 years		5 years	5 years		5 years	5 years		5 years	5 years		5 years		5 years		5 years		5 years		5 years		5 years		2 years		3 years
Notional Amount						€ 230.0			€ 40.0			€ 200.0			€ 200.0		$ 585.0		$ 190.0		$ 350.0		$ 350.0		$ 325.0		$ 195.0		$ 190.0		$ 270.0
Effective Date					September 25, 2007	September 25, 2007		March 25, 2008	March 25, 2008		September 25, 2012	September 25, 2012		September 25, 2012	September 25, 2012		September 25, 2007		March 25, 2008		September 25, 2012		September 25, 2012		December 26, 2008		September 25, 2009		March 25, 2013		December 27, 2013
Termination Date					September 25, 2012	September 25, 2012		March 25, 2013	March 25, 2013		September 25, 2017	September 25, 2017		September 25, 2017	September 25, 2017		September 25, 2012		March 25, 2013		September 25, 2017		September 25, 2017		December 25, 2013		September 25, 2014		March 25, 2015		September 25, 2016
Fair Value Asset (Liability)	$ (54.1)	$ (76.2)	$ 0.6	$ 0.8	$ 0		$ (3.5)	$ 0		$ (1.4)	$ (11.1)		$ (9.3)	$ (11.3)		$ (9.5)	$ 0	$ (8.9)	$ 0	$ (4.2)	$ (7.4)	$ (7.9)	$ (7.5)	$ (8.0)	$ (3.8)	$ (9.0)	$ (6.7)	$ (10.5)	$ (1.7)	$ (1.0)	$ (5.2)	$ (3.8)